       As filed with the Securities and Exchange Commission on April 29, 1998


                                                      Registration No. 2-66295
                                                                      811-2982

-------------------------------------------------------------------------------

                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549


                              F O R M   N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No. 24                                        X
                                                                           ---
                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 24                                                       X
                                                                           ---
              FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A
                       (Exact Name of Registrant)

                 FIRST INVESTORS LIFE INSURANCE COMPANY
                           (Name of Depositor)

          95 Wall Street, 22nd Floor, New York, New York 10005
          (Address of Depositor's Principal Executive Offices)

                             (212) 858-8200
           (Depositor's Telephone Number, including Area Code)

                      Richard H. Gaebler, President
                 FIRST INVESTORS LIFE INSURANCE COMPANY
                       95 Wall Street, 22nd Floor
                        New York, New York  10005
                 (Name and Address of Agent For Service)

                    Copies of all communications to:
                    Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue
                     Washington, D.C.    20036-5366
                       Attn: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check the appropriate box):

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485

/X/    on April 30, 1998 pursuant to paragraph (b) of Rule 485

/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund A under deferred variable annuity contracts.

              FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A

                          CROSS-REFERENCE SHEET

N-4 Item No.                                 Location
------------                                 --------

PART A:  PROSPECTUS

 1.  Cover Page. . . . . . . . . . . . . . . Cover Page
 2.  Definitions . . . . . . . . . . . . . . Glossary of Special Terms
 3.  Synopsis. . . . . . . . . . . . . . . . Fee Table
 4.  Condensed Financial Information . . . . Condensed Financial Information
 5.  General Description of Registrant,
      Depositor, and Portfolio Companies . . General Description
 6.  Deductions and Expenses . . . . . . . . Purchases, Deductions, Charges and
                                             Expenses
 7.  General Description of Variable
      Annuity Contracts. . . . . . . . . . . Variable Annuity Contracts
 8.  Annuity Period. . . . . . . . . . . . . Variable Annuity Contracts
 9.  Death Benefit . . . . . . . . . . . . . Variable Annuity Contracts
10.  Purchases and Contract Value. . . . . . Purchases, Deductions, Charges and
                                             Expenses; Variable Annuity
                                             Contracts
11.  Redemptions . . . . . . . . . . . . . . Variable Annuity Contracts
12.  Taxes . . . . . . . . . . . . . . . . . Federal Income Tax Status
13.  Legal Proceedings . . . . . . . . . . . Not Applicable
14.  Table of Contents of the Statement
      of Additional Information. . . . . . . Table of Contents of the Statement
                                             of Additional Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table Of Contents
17.  General Information and History . . . . General Description; Other
                                             Information
18.  Services. . . . . . . . . . . . . . . . Services
19.  Purchase of Securities Being Offered. . Purchase of Securities
20.  Underwriters. . . . . . . . . . . . . . Services
21.  Calculation of Performance Data . . . . Performance Information
22.  Annuity Payments. . . . . . . . . . . . Annuity Payments
23.  Financial Statements. . . . . . . . . . Relevance of Financial
                                             Statements;
                                             Financial Statements

PART C:  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY

95 Wall Street, New York, New York  10005/(212) 858-8200

   This Prospectus describes the Variable Annuity Contracts (the "Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). The Contracts are designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contracts may be purchased on a nonqualified basis. The Contracts may also be purchased through (1) qualified individual retirement accounts and (2) qualified corporate employee pension and profit-sharing plans. The Contracts offered are flexible premium deferred variable annuity contracts ("Deferred Variable Annuity Contracts") under which annuity payments will begin on a selected future date.
A PENALTY MAY BE ASSESSED ON EARLY WITHDRAWALS. SEE "FEDERAL INCOME TAX STATUS." THE CONTRACTS CONTAIN A 10-DAY REVOCATION RIGHT. SEE "VARIABLE ANNUITY CONTRACTS--TEN-DAY REVOCATION RIGHT." The Contracts provide for the accumulation of values on a variable basis. Payment of annuity benefits will be on a variable basis, unless a fixed basis or a combination of variable and fixed bases is selected by the Contractowner. Although the Contracts do not meet the requirements applicable to tax qualified plans, the tax status of the Annuitant is determined by the provisions of the plan (see "Federal Income Tax Status"). Unless otherwise stated, this Prospectus describes only the variable aspects of the Contracts. The Contracts contain information on the fixed aspects.

   Contractowners' purchase payments less certain deductions ("net purchase payments") are paid into a unit investment trust, First Investors Life Variable Annuity Fund A ("Separate Account A"). The assets of Separate Account A are invested at net asset value in shares of First Investors Special Bond Fund, Inc. (the "Fund"), an open-end, diversified management investment company.


   This Prospectus sets forth the information about Separate Account A that a prospective investor should know before investing and should be kept for future reference. A Statement of Additional Information, dated April 30, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference in its entirety. (See page 19 of this Prospectus for the Table of Contents of the Statement of Additional Information.) The Statement of Additional Information is available at no charge upon request to First Investors Life at the address or telephone number indicated above. Additional information about Separate Account A has been filed with the Securities and Exchange Commission.



                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                   APPROVED OR DISAPPROVED THESE SECURITIES OR
                  PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
                            ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

           THIS PROSPECTUS IS VALID ONLY WHEN ATTACHED TO THE CURRENT
              PROSPECTUS OF FIRST INVESTORS SPECIAL BOND FUND, INC.



                  The date of this Prospectus is April 30, 1998

                                   PROSPECTUS
                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . .  3
FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .  5
GENERAL DESCRIPTION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
     First Investors Life Insurance Company. . . . . . . . . . . . . . . . .  5
     Separate Account A. . . . . . . . . . . . . . . . . . . . . . . . . . .  5
     The Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
     Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
     Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
     Year 2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
     Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
PURCHASES, DEDUCTIONS, CHARGES AND EXPENSES. . . . . . . . . . . . . . . . .  8
     Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
     Deductions from Purchase Payments . . . . . . . . . . . . . . . . . . .  8
     Deduction Table . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
     Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .  9
     Mortality and Expense Risk Charges. . . . . . . . . . . . . . . . . . .  9
     Administrative Charge . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
VARIABLE ANNUITY CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Deferred Variable Annuities--Accumulation Period. . . . . . . . . . . . 11
     Annuity Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
     Death Benefit During the Accumulation Period. . . . . . . . . . . . . . 13
     Surrender and Termination (Redemption) During
       the Accumulation Period . . . . . . . . . . . . . . . . . . . . . . . 14
     Death of Contractowner. . . . . . . . . . . . . . . . . . . . . . . . . 14
     Ten-Day Revocation Right. . . . . . . . . . . . . . . . . . . . . . . . 14
FEDERAL INCOME TAX STATUS. . . . . . . . . . . . . . . . . . . . . . . . . . 15
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 17
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . 19
APPENDIX I - STATE AND LOCAL TAXES . . . . . . . . . . . . . . . . . . . . . 19

                            GLOSSARY OF SPECIAL TERMS

   ACCUMULATED VALUE - The value of all the Accumulation Units credited to the Contract.

   ACCUMULATION PERIOD - The period between the date of issue of a Contract and the Annuity Commencement Date.

   ACCUMULATION UNIT - A unit used to measure the value of a Contractowner's interest in Separate Account A prior to the Annuity Commencement Date.

   ADDITIONAL PAYMENT - A purchase payment made to First Investors Life after issuance of a deferred annuity.

   ANNUITANT - The person designated to receive or the person who is actually receiving annuity payments under a Contract.

   ANNUITY COMMENCEMENT DATE - The date on which annuity payments are to commence.

   ANNUITY UNIT - A unit used to determine the amount of each annuity payment after the first.

   BENEFICIARY - The person designated to receive any benefits under a Contract upon the death of the Annuitant in accordance with the terms of the Contract.

   CONTRACT - An individual variable annuity contract offered by this Prospectus.

   CONTRACTOWNER - The person or entity with legal rights of ownership of the Contract.

   FIXED ANNUITY - An annuity with annuity payments which remain fixed as to dollar amount throughout the payment period.

   GENERAL ACCOUNT - All assets of First Investors Life other than those allocated to Separate Account A and other segregated investment accounts of First Investors Life.

   JOINT ANNUITANT - The designated second person under joint and survivor life annuity.

   SEPARATE ACCOUNT A - The segregated investment account entitled "First Investors Life Variable Annuity Fund A," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

   SINGLE PAYMENT - A one-time purchase payment made to First Investors Life to purchase a deferred annuity.


   VALUATION DATE - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


   VALUATION PERIOD - The period beginning on the date after any Valuation Date and ending at the end of the next Valuation Date.

   VARIABLE ANNUITY - An annuity with annuity payments varying in amount in accordance with the net investment experience of Separate Account A.

                                    FEE TABLE


   The following table has been prepared to assist the investor in understanding the various costs and expenses a Contractowner will directly or indirectly bear. The table reflects expenses of Separate Account A as well as the Fund. The Fee Table reflects Fund expenses expected to be incurred in 1998.



CONTRACTOWNER TRANSACTION EXPENSES
     Sales Load Imposed on Purchases
        (As a percentage of purchase payments) . . . . . . . . . . . . . .7.00%

SEPARATE ACCOUNT ANNUAL EXPENSES
   (As a percentage of average account value)
     Mortality and Expense Risk Charges. . . . . . . . . . . . . . . . . .0.75%
Total Separate Account Annual Expenses . . . . . . . . . . . . . . . . . .0.75%

FUND ANNUAL EXPENSES
   (As a percentage of Fund average net assets)
     Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .0.75%
     Other Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . .0.11%
     Total Fund Operating Expenses . . . . . . . . . . . . . . . . . . . .0.86%*


 * The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses.

     For more complete descriptions of the various costs and expenses shown in the Fee Table, please refer to "Purchases, Deductions, Charges and Expenses."
An administrative charge may be deducted if the Accumulated Value of a Deferred Variable Annuity Contract is less than $1,500 (see "Administrative Charge"). In addition, Premium taxes may be applicable (see "Other Charges").

EXAMPLE



If you surrender your Contract
(or if you annuitize)at the end
of the period shown: . . . . . . . . . . . . . . . . .        1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                             --------            ---------           ---------          ----------
     You would pay the following expenses
     on a $1,000 investment, assuming 5%
     annual return on assets:  . . . . . . . . . . . .          $85                $117                $151                $248



THE EXPENSES IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

     The following shows the accumulation unit values and the number of accumulation units outstanding for Separate Account A for the last ten fiscal years:



                                     ACCUMULATION             NUMBER OF
                 AS OF:              UNIT VALUE($)       ACCUMULATION UNITS
          -----------------          -------------       ------------------
          December 31, 1988             2.13623             32,388,317.9
          December 31, 1989             2.08689             40,781,044.9
          December 31, 1990             1.88053             28,318,605.0
          December 31, 1991             2.53391             19,910,946.0
          December 31, 1992             2.88323             15,144,947.0
          December 31, 1993             3.38150             12,724,736.0
          December 31, 1994             3.31907             11,057,783.2
          December 31, 1995             3.97815              9,552,100.7
          December 31, 1996             4.46562              8,254,269.6
          December 31, 1997             4.91727              7,334,261.6



                               GENERAL DESCRIPTION

   FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for the Fund. Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the Adviser and First Investors Life.

   SEPARATE ACCOUNT A. First Investors Life Variable Annuity Fund A ("Separate Account A") was established on September 11, 1979 under the provisions of the New York Insurance Law. The assets of Separate Account A are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account A is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account A.

   The assets of Separate Account A are invested at net asset value in shares of First Investors Special Bond Fund, Inc. (the "Fund"). The Fund's Prospectus describes the risks attendant to an investment in the Fund.

   Income, gains and losses, whether or not realized, from assets allocated to Separate Account A are, in accordance with the applicable Contracts, credited to or charged against Separate Account A without regard to other income, gains or losses of First Investors Life. The obligations under the Contracts are obligations of First Investors Life.

   Any and all distributions received from the Fund will be paid in Fund shares or if in cash, will be reinvested in additional Fund shares at net asset value. Accordingly, no cash distributions will be made to Contractowners. Deductions and redemptions from Separate Account A may be effected by redeeming the number of applicable Fund shares, at net asset value, necessary to satisfy the amount to be deducted or redeemed. Shares of the Fund will be valued at their net asset value.

   Subject to applicable law, First Investors Life reserves the right to make certain changes if, in its judgment, they would best serve the interests of the Contractowners and Annuitants or would be appropriate in carrying out the purposes of the Contract. First Investors Life will obtain, when required, the necessary Contractowner approval or regulatory approval for any changes and provide, when required, the appropriate notification to Contractowners prior to
making such changes.   Examples of the changes First Investors Life may make
include, but are not limited to:

          - To operate Separate Account A in any form permitted under the 1940 Act or in any other form permitted by law.

          - To add, delete, or substitute for the Fund shares held in Separate Account A, the shares of any investment company or series thereof, or any investment permitted by law.

          - To make any amendments to the Contracts necessary for the Contracts to comply with the provisions of the Internal Revenue Code or any other applicable Federal or state law.

   THE FUND.   First Investors Special Bond Fund, Inc. is a diversified open-end management investment company registered under the 1940 Act. Registration of the Fund with the Commission does not involve supervision by the Commission of the management or investment practices or policies of the Fund. The shares of the Fund are not sold directly to the general public but are available only through the purchase of Contracts issued by First Investors Life. The Fund reserves the right to offer its shares to other separate accounts of First Investors Life or directly to First Investors Life.

   The Fund primarily seeks to earn a high level of current income without undue risk to principal and secondarily seeks growth of capital. The Fund seeks to achieve its objectives by investing at least 65% of its total assets in high yield, high risk securities. Investments in high yield, high risk securities, commonly referred to as "junk bonds," may entail risks that are different or more pronounced than those involved in higher-rated securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors -
- High Yield Securities" in the Fund's Prospectus.

   For more complete information about the Fund, including management fees and other expenses, see the Fund's Prospectus, which is attached to this Prospectus. It is important to read the Prospectus carefully before you decide to invest.
No offer is made of a Contract funded by the underlying mutual fund unless a current Prospectus of the Fund has been delivered.

   ADVISER. First Investors Management Company, Inc. (the "Adviser"), an affiliate of First Investors Life, is the investment adviser of the Fund. The Adviser supervises and manages the investments and operations of the Fund. The Adviser is a New York corporation located at 95 Wall Street, New York, New York 10005.

   UNDERWRITER. First Investors Life and Separate Account A have entered into an Underwriting Agreement with their affiliate, FIC, 95 Wall Street, New York, New York 10005. First Investors Life has reserved the right in the Underwriting Agreement to sell the Contracts directly. The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.


       YEAR 2000. Like other separate accounts, Separate Account A could be adversely affected if the computer and other information processing systems used by First Investors Life, the underlying Funds, the Adviser, Transfer Agent and other service providers are not properly programmed to process date-related information on and after January 1, 2000. Such systems typically have been programmed to use a two-digit number to represent the year for any date. As a result, computer systems could incorrectly misidentify "00" as 1900, rather than 2000, and make mistakes when performing operations. First Investors Life, the Funds, the Adviser and Transfer Agent are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Separate Account A. Nor can the Separate Account A estimate the extent of any impact.


   VOTING RIGHTS. First Investors Life will vote the shares of the Fund held in Separate Account A or directly, at any Fund shareholders meeting, in accordance with its view of present law. It will vote Fund shares held in Separate Account A as follows: shares attributable to Contractowners for which it receives instructions, in accordance with the instructions; shares attributable to Contractowners for which it does not receive instructions, in the same proportion that it votes shares held in the Separate Account for which it receives instructions; and shares not attributable to Contractowners, in the same proportion that it votes shares held in the Separate Account that are attributable to Contractowners and for which it receives instructions. It will vote Fund shares held directly in the same proportion that it votes shares held in the Separate Account that are attributable to Contractowners and for which it receives instructions. All of the shares of the Fund held by First Investors Life through the Separate Account or directly will be presented at any Fund shareholders meeting for purposes of determining a quorum.

   Prior to the Annuity Commencement Date, the number of Fund shares held in the Separate Account that is attributable to each Contractowner is determined by dividing the Separate Account's Accumulated Value by the net asset value of one Fund share. After the Annuity Commencement Date, the number of Fund shares held in the Separate Account that is attributable to each Contractowner is determined by dividing the reserve held in the Separate Account for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates. The number of votes that a Contractowner has the right to cast will be determined as of the record date established by the Fund.

   Voting instructions will be solicited by written communication prior to the date of the meeting at which votes are to be cast. Each Contractowner having a voting interest in the Separate Account will be sent meeting and other materials relating to the Fund.

   First Investors Life reserves the right to proceed other than as described above, including the right to vote shares of the Fund in its own right, to the extent permitted by law.

                   PURCHASES, DEDUCTIONS, CHARGES AND EXPENSES

   PURCHASE PAYMENTS. Investors in Separate Account A will be purchasing Accumulation Units of Separate Account A only and not shares of the Fund in which Separate Account A invests.

   The minimum purchase payment is $2,000 for a Deferred Variable Annuity Contract. Additional Payments under a Deferred Variable Annuity Contract in the minimum amount of $200 may be made at any time after the issuance of the Contract.

   Initial purchase payments will be credited to a Contractowner's Account on the Valuation Date they are received by First Investors Life, provided that First Investors Life has received a duly completed application. Additional payments will be credited to a Contractowner's Account on the Valuation Date they are received by First Investors Life. In the event First Investors Life receives an incomplete application, all required information shall be provided not later than five business days following the receipt of such application or the purchase payment will be returned to the applicant at the end of such five-day period.

   Purchase payments, after deductions for sales expenses and any applicable Premium taxes (see "Deductions from Purchase Payments" and "Other Charges"), will be allocated to Separate Account A based upon the next computed value of an Accumulation Unit following receipt by First Investors Life at its Executive Office or other designated office. Accumulation Units are valued at the end of each Valuation Date (i.e., as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time).

   DEDUCTIONS FROM PURCHASE PAYMENTS. First Investors Life or FIC, as the Underwriter, makes deductions, in accordance with the Deduction Table below, from the purchase payment for expenses in connection with sales functions relative to the Contracts. Reductions in sales charges are applicable to the total amount of the purchase payment. In addition, any Additional Payment made after the issuance of a Deferred Variable Annuity Contract is subject to the sales charge applicable to the total amount of all purchase payments previously made plus the amount of the Additional Payment being made. The sales charge is intended to cover all expenses relating to the sale of the Contracts, including commissions paid to persons distributing the Contracts.


                                 DEDUCTION TABLE

                                       SALES CHARGE AS % OF
                                       ---------------------    CONCESSION TO
                                       OFFERING   NET AMOUNT   DEALERS AS % OF
AMOUNT OF PURCHASE PAYMENT(S)           PRICE*     INVESTED    OFFERING PRICE
-----------------------------          --------   ----------   ---------------

Less than $25,000. . . . . . . . .       7.00%        7.53%          5.75%
$25,000 but under $50,000. . . . .       6.25         6.67           5.17
$50,000 but under $100,000 . . . .       4.75         4.99           3.93
$100,000 but under $250,000. . . .       3.50         3.63           2.90
$250,000 but under $500,000. . . .       2.50         2.56           2.19
$500,000 but under $1,000,000. . .       2.00         2.04           1.67
$1,000,000 or over . . . . . . . .       1.50         1.52           1.24



  *  Assumes that no Premium taxes have been deducted.


   EXCHANGE PRIVILEGE. First Investors Life Variable Annuity Fund C ("Separate Account C") is a segregated investment account established by First Investors Life which invests in shares of First Investors Life Series Fund, a mutual fund composed of eleven separate series. Contractowners of Separate Account A may exchange their Separate Account A Contracts for Separate Account C Contracts. The Accumulated Value of the Separate Account A Contract will be invested at the next computed values of the Accumulation Units in one or more Subaccounts of Separate Account C. Although there is no charge for this exchange, Contractowners will be required to execute a change of contract form which, in part, states that First Investors Life deducts a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of the Subaccounts as a charge for mortality and expense risks. Contractowners are advised to read the Prospectus of Separate Account C, which may be obtained free of charge from First Investors Life, before exchanging Separate Account A Contracts for Separate Account C Contracts. This exchange privilege may be modified or terminated at any time by First Investors Life.

   MORTALITY AND EXPENSE RISK CHARGES. Although the amount of each variable annuity payment made to an Annuitant will vary in accordance with the investment performance of Separate Account A, the amount will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. First Investors Life assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed.


   The mortality risk assumed by First Investors Life arises from its obligation to continue to make fixed or variable annuity payments, determined in accordance with the annuity tables and other provisions of the Contracts, to each Annuitant regardless of how long that person lives and regardless of how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect on the variable annuity payments the Annuitant will receive under the Contract, and may reduce the risk that the Annuitant will outlive the funds that the Annuitant has accumulated for retirement. First Investors Life also assumes mortality risk as a result of its guarantee of a minimum payment in the event the Annuitant or the Contractowner named in the original application for the Contract dies prior to the Annuity Commencement Date.


   In addition, First Investors Life assumes the risk that the charges for administrative expenses may not be adequate to cover such expenses and assures that it will not increase the amount charged for administrative expenses. In consideration for its assumption of these mortality and expense risks, First Investors Life deducts an amount equal on an annual basis to 0.75% of the daily Accumulation Unit value of Separate Account A. Of such charge, approximately 0.60% is for assuming the mortality risk and 0.15% is for assuming the expense risk.

   If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on First Investors Life; conversely, if the deduction proves more than sufficient, the excess will be a profit to First Investors Life. Any profits resulting to First Investors Life for over-estimates of the actual costs of the mortality and expense risks can be used by First Investors Life for any business purpose, including the payment of expenses of distributing the Contracts, and will not remain in Separate Account A.

   ADMINISTRATIVE CHARGE. An administrative charge of $7.50 may be deducted annually by First Investors Life from the Accumulated Value of Deferred Variable Annuity Contracts which have an Accumulated Value of less than $1,500 due to partial surrenders. These charges against Annuitant accounts are for the purpose of compensating First Investors Life for expenses involved in administering small dormant accounts. If the actual expenses exceed charges, First Investors Life will bear the loss.

   OTHER CHARGES. Some states assess Premium taxes which presently range from 0% to 2.35% at the time Purchase Payments are made; others assess Premium taxes at the time of surrender or when annuity payments begin. First Investors Life currently advances any Premium taxes due at the time Purchase Payments are made and then deducts Premium taxes from the Accumulated Value of the Contract at the time of surrender, upon death of the Annuitant or when annuity payments begin. First Investors Life, however, reserves the right to deduct Premium taxes when incurred. See Appendix I for Premium tax table.


   EXPENSES. The total expenses of Separate Account A for the fiscal year ended December 31, 1997 amounted to $273,989, or 0.75% of its average net assets. There are deductions from and expenses paid out of the assets of the Fund that are described in the Prospectus for the Fund.


                           VARIABLE ANNUITY CONTRACTS

   This Prospectus offers individual Deferred Variable Annuity Contracts under which annuity payments will begin on a selected future date. First Investors Life is offering the Contracts in states where it has the authority to issue the Contracts. The individual Deferred Variable Annuity Contracts offered by this Prospectus are designed to provide lifetime annuity payments to Annuitants in accordance with the plan adopted by the Contractowner. The amount of annuity payments will vary with the investment performance of Separate Account A. The Contracts obligate First Investors Life to make payments for the lifetime of the Annuitant in accordance with the annuity rates contained in the Contract, regardless of actual mortality experience (see "Annuity Period"). Upon the death of the Annuitant under a Contract before the Annuity Commencement Date, First Investors Life will pay a death benefit to the beneficiary designated by the Contractowner. For a discussion of the amount and manner of payment of this benefit, see "Death Benefit During the Accumulation Period."

   All or a portion of the Accumulated Value may be surrendered during the Accumulation Period. For a discussion on withdrawals during the Accumulation Period, see "Surrender and Termination (Redemption) During the Accumulation Period." For Federal income tax consequences of a withdrawal, see "Federal Income Tax Status." The exercise of Contract rights herein described, including the right to make a withdrawal during the Accumulation Period, will be subject to the terms and conditions of any qualified trust or plan under which the Contracts are purchased. This Prospectus contains no information concerning such trust or plan.

   First Investors Life reserves the right to amend the Contracts to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations.

   Contractowners with any inquiries concerning their account should write to First Investors Life Insurance Company at its Executive Office, 95 Wall Street, New York, New York 10005.

DEFERRED VARIABLE ANNUITIES--ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS. During the Accumulation Period, net purchase payments on Deferred Variable Annuity Contracts, after deductions for sales expenses and any Premium taxes, where applicable (see "Deductions from Purchase Payments"), are credited to the Contractowner's Account in the form of Accumulation Units. The number of Accumulation Units credited to a Contractowner for Separate Account A is determined by dividing the net purchase payment by the value of an Accumulation Unit for Separate Account A based upon the next computed value of an Accumulation Unit following receipt of the purchase payment by First Investors Life at its Executive Office or other designated office. The value of the Contractowner's Individual Account varies with the value of the assets of Separate Account A. The investment performance of the Fund, expenses and deduction of certain charges affect the value of an Accumulation Unit. There is no assurance that the value of a Contractowner's Individual Account will equal or exceed purchase payments. The value of a Contractowner's Individual Account for a Valuation Period can be determined by multiplying the total number of Accumulation Units credited to the account for Separate Account A by the value of an Accumulation Unit for Separate Account A for the Valuation Period.

ANNUITY PERIOD

   COMMENCEMENT DATE. Annuity payments will begin on the Annuity Commencement Date selected by the Contractowner. Not later than 30 days prior to the Annuity Commencement Date, the Contractowner may elect in writing to advance or defer the Annuity Commencement Date. The Annuity Commencement Date may not be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday, or 90th birthday, where such later date is permitted under state law. If no other date is elected, annuity payments will commence on the first day of the calendar month following the Annuitant's 85th birthday, or 90th birthday, where such later date is permitted under state law.

   If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, First Investors Life may pay such value in one sum in lieu of annuity payments. If the Net Accumulated Value is not less than $2,000 but the variable annuity payments provided for would be or become less than $20, First Investors Life may change the frequency of annuity payments to such intervals as will result in payments of at least $20.

   ASSUMED INVESTMENT RATE. A 3.5% assumed investment rate is built into the Annuity Tables in the Contract. This is based on First Investors Life's opinion that it is the average result to be expected from a diversified portfolio of common stocks during a relatively stable economy. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent variable annuity payments. A lower assumption would have the opposite effect. If the actual net investment rate of Separate Account A is at the annual rate of 3.5%, the variable annuity payments will be level. A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

   ANNUITY OPTIONS. The Contractowner may, at any time at least 30 days prior to the Annuity Commencement Date upon written notice to First Investors Life at its Executive Office or other designated office, elect to have payments made under any one of the Annuity Options provided in the Contract. If no election is in effect on the Annuity Commencement Date, annuity payments will be made on a variable basis only under Annuity Option 3 below, Life Annuity with 120 Monthly Payments Guaranteed, which is the Basic Annuity.


   The material factors that determine the level of annuity benefits are (i) the value of a Contractowner's Individual Account determined in the manner described in this Prospectus before the Annuity Commencement Date, (ii) the Annuity Option selected by the Contractowner, (iii) the frequency and duration of annuity payments, (iv) the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date and, (v) in the case of a variable annuity, the investment performance of the Fund.


   On the Annuity Commencement Date, First Investors Life shall apply the Accumulated Value, reduced by any applicable Premium taxes not previously deducted, to provide the Basic Annuity or, if an Annuity Option has been elected, to provide one of the Annuity Options described below.


   The Contracts provide for the six Annuity Options described below:

   Option 1 - LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. If this Option is elected, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

   Option 2a - JOINT AND SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due prior to the death of the survivor.

   Option 2b - JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

   Option 2c - JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY - An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due prior to the death of the survivor.

   Under Annuity Options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

   Option 3 - LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, upon the death of the Annuitant, payments have been made for less than 60, 120 or 240 monthly periods, as elected, payments will be made as follows:

           1. Any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary. The Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments computed in the manner specified in (2) below, paid in a lump sum.

           2. If a Beneficiary receiving annuity payments under this Option dies after the death of the Annuitant, the present value, computed as of the Valuation Period in which notice of death of the Beneficiary is received by First Investors Life at its Executive Office or other designated office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which such deceased Beneficiary would have been entitled had the Beneficiary not died, computed at the effective annual interest rate, assumed in determining the Annuity Tables, shall be paid in a lump sum in accordance with the Contract.

   Option 4 - UNIT REFUND LIFE ANNUITY - An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. An additional annuity payment will be made to the Beneficiary equal to the Annuity Unit Value of Separate Account A as of the date that notice of death in writing is received by First Investors Life at its Executive Office or other designated office, multiplied by the excess, if any, of (a) over (b) where (a) is the Net Accumulated Value allocated to Separate Account A and applied under the option at the Annuity Commencement Date, divided by the corresponding Annuity Unit Value as of the Annuity Commencement Date, and
(b) is the product of the number of Annuity Units applicable under Separate Account A represented by each annuity payment and the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the Statement of Additional Information.)

   ALLOCATION OF ANNUITY. The Contractowner may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. After the Annuity Commencement Date, no transfers or redemptions are allowed. Such elections must be made in writing to First Investors Life at its Executive Office or other designated office, at least 30 days prior to the Annuity Commencement Date. In the absence of an election, annuity payments will be made on a variable basis only under Annuity Option 3 above, Life Annuity with 120 monthly payments guaranteed, which is the Basic Annuity.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   If the Annuitant dies prior to the Annuity Commencement Date, First Investors Life will pay a Death Benefit to the Beneficiary designated by the Contractowner upon receipt of a death certificate or similar proof of the death of the Annuitant. The value of the Death Benefit will be determined as of the Valuation Date on the date on which written notice of death is received by First Investors Life at its Executive Office or other designated office.

   If payment of the Death Benefit under one of the Annuity Options was not elected by the Contractowner prior to the Annuitant's death, the Beneficiary may elect to have the Death Benefit paid in a single sum or applied to provide an annuity under one of the Annuity Options or as otherwise permitted by First Investors Life. If a single sum settlement is requested, the amount of the Death Benefit plus any interest at the current settlement option rate then in effect will be paid within seven days of receipt of such election and due proof of death. If an Annuity Option is desired, election may be made by the Beneficiary during a ninety-day period commencing with the date of receipt of notification of death. If such an election is not made, a single sum settlement will be made to the Beneficiary at the end of such ninety-day period. If any Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety days after receipt by First Investors Life of notification of death.

   The amount of the Death Benefit will be the greater of (1) the gross purchase payments (prior to any deductions or charges) made under an Individual Contract less any amount of purchase payments surrendered, or (2) the Accumulated Value.

SURRENDER AND TERMINATION (REDEMPTION) DURING THE ACCUMULATION PERIOD

   A Contractowner may elect, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant, to surrender the Contract for all or any part of the Contractowner's Individual Account. In the event of a termination of the Contract, First Investors Life will, upon due surrender of the Contract at the Executive Office of First Investors Life or other designated office, pay to the Contractowner the Accumulated Value of the Contract. If only a portion of the amount of the Contractowner's Individual Account is requested, the amount so requested shall be deducted from Separate Account A resulting in a corresponding reduction in the number of Accumulation Units credited to the Contractowner in Separate Account A. For any partial or full surrender, the deduction will be based upon the next computed value of an Accumulation Unit following receipt of the request by First Investors Life at its Executive Office or other designated office. First Investors Life may defer any such payment for a period of not more than seven days. However, First Investors Life may postpone such payment during any period when (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays, (b) the Commission has by order permitted such suspension or (c) an emergency, as defined by the rules of the Commission, exists during which time the sale of portfolio securities or calculation of securities is not reasonably practicable. For information as to Federal tax consequences resulting from surrenders, see "Federal Income Tax Status." For information as to State Premium tax consequences, see "Other Charges" and "Appendix I."

   ANNUITY COMMENCEMENT DATE EXCHANGE PRIVILEGE. If this Contract is liquidated during the one-year period preceding its Annuity Commencement Date, the proceeds can be used to purchase Class A shares of First Investors mutual funds without incurring a sales charge.

DEATH OF CONTRACTOWNER

   If the Contractowner dies before the entire interest in the Contract has been distributed, the value of the Contract must be distributed to the Beneficiary as provided below so that the Contract qualifies as an annuity under Section 72(s) of the Internal Revenue Code of 1986, as amended (the "Code").

   If the death of the Contractowner occurs prior to the Annuity Commencement Date, the entire interest in the Contract will be (1) distributed to the Beneficiary within five years, or (2) distributed under an Annuity Option beginning within one year which provides that annuity payments will be made over a period not longer than the life or life expectancy of the Beneficiary. If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, no distributions will be required and the Contract may be continued with the surviving spouse as the new Contractowner. If the Contractowner is also the Annuitant, such spouse shall have the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse shall have the right to become the Contractowner and the Annuitant.

TEN-DAY REVOCATION RIGHT

   A Contractowner may, within ten days from the date the Contract is delivered to the Contractowner (or longer as required by applicable state law), elect to cancel the Contract. First Investors Life will, upon surrender of the Contract, together with a written request for cancellation, at the Executive Office of First Investors Life or other designated office, pay to the Contractowner an amount equal to the Accumulated Value of the Contract on the date of surrender plus the amount of any sales charges deducted from the initial purchase payment. The amount refunded to Contractowners may be more or less than their initial purchase payment depending on the investment results of Separate Account A. In those states where a full refund of premiums is required if the Contractowner elects to exercise to cancel the Contract under the ten-day revocation right, such Contractowner shall be entitled to a full refund of premiums paid upon such cancellation.

                            FEDERAL INCOME TAX STATUS

   The Contracts are designed for use by individuals who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contracts may be purchased on a nonqualified basis or through the following retirement plans qualified for special tax treatment under the Code (1) individual retirement accounts and (2) qualified corporate employee pension and profit sharing plans.

   In general, a Contract acquired by a person who is not an individual will be treated as one which is not an annuity to the extent of contributions made after February 28, 1986, and any income credited to a Contractowner's Individual Account will accordingly be includable in the Contractowner's gross income on a current basis in accordance with that person's method of accounting. The preceding sentence will not apply to any annuity contract that is (i) acquired by a decedent's estate by reason of the decedent's death, (ii) held under a qualified pension, profit-sharing or stock bonus plan described under Section 401(a) of the Code or an employee annuity program described under Section 403(a) of the Code (or that is purchased by an employer upon the termination of such plan or program and that is held by the employer until all amounts under a Contract are distributed to the employee for whom the Contract was purchased or the employee's beneficiary), (iii) held under an individual retirement plan or an employee annuity program described under Section 403(b) of the Code, or (iv) an immediate annuity (as defined in Section 72(u)(4) of the Code).

   The ultimate effect of Federal income taxes on Accumulated Values, on annuity payments and on the economic benefit to the Contractowner, Annuitant or Beneficiary depends on the tax status of both First Investors Life and the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon First Investors Life's understanding of Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current Federal income tax laws or the current interpretations of the Internal Revenue Service. Prospective Contractowners should consult their tax advisors as to the tax consequences of purchasing Contracts.

   First Investors Life is taxed as a life insurance company under the Code. Since Separate Account A is not a separate entity from First Investors Life and its operation forms part of First Investors Life, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax law, investment income of Separate Account A, to the extent that it is applied (after taking into account the mortality risk and expense risk charges) to increase reserves under the Contract, is not taxed and may be compounded through reinvestment without additional tax to First Investors Life to the extent income is so applied. Thus, the Fund may realize net investment income and pay dividends and Separate Account A may receive and reinvest them on behalf of Contractowners, all without Federal income tax consequences for Separate Account A or the Contractowner.

   Under current interpretations of the Code, the Contractowner is not subject to income tax on increases in the value of the Contractowner's Individual Account until payments are received by the Contractowner under the Contract. Annuity payments received after the Annuity Commencement Date will be taxed to the Contractowner as ordinary income in accordance with Section 72 of the Code. However, that portion of each payment which represents the Contractowner's investment in the Contract, which is ordinarily the amount of purchase payments made under the Contract with certain adjustments, will be excluded from gross income. The investment in the Contract is divided by the Contractowner's life expectancy or other period for which annuity payments are expected to be made, in the case of variable annuity payments, and by the expected return, in the case of fixed annuity payments, to determine the annual exclusion. Annuity payments received each year in excess of this annual exclusion, and all payments after the investment in the Contract has been reduced to zero, are taxable as ordinary income as provided in Section 72 of the Code. The investment in the Contract is an amount equal to total purchase payments less any previous distributions from the Contract that were not included in gross income.


   In order that the Contracts be treated as annuities for Federal income tax purposes, other than Contracts issued in connection with retirement plans that are qualified under the Code, Separate Account A must satisfy certain diversification requirements that are generally applicable to variable annuity contract segregated asset accounts under Subchapter L of the Code. Ownership by Separate Account A of shares of the Fund will not fail the diversification requirements provided that the Fund is taxed as a regulated investment company under Subchapter M of the Code, and that the Fund meets such diversification requirements, and all shares of the Fund are owned only by Separate Account A (and similar accounts of First Investors Life or other insurance companies), and access to the Fund is available exclusively through the purchase of Contracts (and additional variable annuity or life insurance products of First Investors Life or other insurance companies). Fund shares also may be held by the Adviser provided such shares are being held in connection with the creation or management of the Fund and the Adviser does not intend to sell any Fund shares it owns to the general public. It is expected that the Adviser will cause the assets of the Fund to be invested in a manner that complies with the asset diversification requirements.


   The Treasury Department has indicated that the diversification regulations do not provide guidance as to any circumstances in which a Contractowner's control over allocation of account value among underlying investments may cause an owner to be treated as the owner of the separate account assets. Such treatment would result in current taxation of the owner on increases in the account value. We reserve the right to amend the Contracts in any way necessary to avoid any such result. As of the date of this prospectus, no regulation or ruling has been issued on the subject, although the Treasury Department has informally indicated that a regulation or ruling could limit the number of underlying funds or the frequency of transfers among those funds. Such regulation or ruling may apply only prospectively, although retroactive effect is possible if the regulation or ruling is considered not to embody a new position.


   With respect to withdrawals before the start of annuity payments, the Code currently provides that: (i) withdrawals from an annuity contract are taxable as ordinary income in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract, (ii) a loan under, or an assignment or pledge of an annuity contract is treated as a distribution, and
(iii) a 10 percent penalty will be assessed, subject to certain exceptions, on the taxable portion of withdrawals made prior to the taxpayer's attainment of age 59 1/2.

   In determining the amount of any distribution that is includable in gross income, all annuity contracts issued by the same company to the same Contractowner during any calendar year will be treated as one annuity contract. Contractowners should consult their tax advisors before purchasing more than one Contract during any calendar year.

   Under the Code, income tax must generally be withheld from all "designated distributions." A designated distribution includes the taxable portion of any distribution or payment from an annuity. A partial surrender of an annuity contract is considered a distribution subject to withholding.

   The amount of withholding depends on the type of payment: "periodic" or "non-periodic." For a periodic payment (E.G., an annuity payment), unless the recipient files an appropriate withholding certificate, the tax withheld from the taxable portion of the payment is based on a payroll withholding schedule which assumes a married recipient claiming three withholding exemptions. For a non-periodic payment distribution (E.G., a partial surrender of an annuity contract), the tax withheld will generally be 10 percent of the taxable portion of the payment.

   A recipient may elect not to have the withholding rules apply. For periodic payments, an election is effective for the calendar year for which it is made and for each necessary year until amended or modified. For non-periodic distributions, an election is effective only for the distribution for which it is made. Payors must notify recipients of their right to elect not to have taxes withheld.

   Insurers are required to report all designated distribution payments to the Internal Revenue Service.

   With respect to the Contracts issued in connection with retirement or deferred compensation plans which do not meet the requirements applicable to tax qualified plans, the tax status of the Annuitant is determined by the provisions of the plan. In general, the Annuitant is not taxed until the Annuitant receives annuity payments. The rules for taxation of payments under non-qualified plans are, in general, similar to those for taxation of payments under a qualified plan; however, the special income averaging treatment available for certain lump sum payments under qualified plans is not available for similar payments under non-qualified plans.

   It should be noted that the laws and regulations with respect to the foregoing tax matters are subject to change at any time by Congress and the Treasury Department, respectively, and that the interpretations of such laws and regulations now in effect are subject to change by judicial decision or by the Treasury Department.

                             PERFORMANCE INFORMATION

   From time to time, Separate Account A may advertise several types of performance information, including yield, average annual total return and total return. Each of these figures is based upon historical earnings and is not necessarily representative of the future performance of Separate Account A.

   Average annual total return and total return calculations measure the net income of Separate Account A plus the effect of any realized or unrealized appreciation or depreciation of the underlying investments in Separate Account A for the period in question. Average annual total return will be quoted for one, five and ten year periods, or for shorter time periods depending upon the length of time during which Separate Account A has operated. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in Separate Account A over the period in question. Total return figures are not annualized and represent the actual percentage change over the period in question. Average annual total return and total return figures will include the deduction of all expenses and fees, including the payment of the maximum sales charge of 7.00% and the payment of the Mortality and Expense Risk charges of 0.75%.

   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period expressed as a percentage of the value of Separate Accounts A's Accumulation Units. Yield is an annualized figure, which means that it is assumed that Separate Account A generates the same level of net income over a one-year period which is compounded on a semi-annual basis.

   For further information on performance calculations, see "Performance Information" in the Statement of Additional Information.

                              FINANCIAL STATEMENTS


   The financial statements for First Investors Life and the accompanying Report of Independent Certified Public Accountants are included in the Statement of Additional Information, dated April 30, 1998. The financial statements for the Separate Account A and the accompanying Report of Independent Certified Public Accountants are also included in the Statement of Additional Information, dated April 30, 1998. The Statement of Additional Information is available at no charge upon request to First Investor Life at the address or telephone number indicated on the coverpage of this Prospectus.

                                TABLE OF CONTENTS
                         OF THE STATEMENT OF ADDITIONAL
                                   INFORMATION


     ITEM                                                                   PAGE
     ----                                                                   ----
General Description. . . . . . . . . . . . . . . . . . . . . . . . . . . .    2
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . .    5
Relevance of Financial Statements. . . . . . . . . . . . . . . . . . . . .    7
Appendices . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   13



                                   APPENDIX I

                             STATE AND LOCAL TAXES*



Alabama. . . . . . . . . .      --      Mississippi. . . . . . . . . . .     --
Alaska . . . . . . . . . .      --      Missouri . . . . . . . . . . . .     --
Arizona. . . . . . . . . .      --      Nebraska . . . . . . . . . . . .     --
Arkansas . . . . . . . . .      --      New Jersey . . . . . . . . . . .     --
California . . . . . . . .    2.35%     New Mexico . . . . . . . . . . .     --
Colorado . . . . . . . . .      --      New York . . . . . . . . . . . .     --
Connecticut. . . . . . . .      --      North Carolina . . . . . . . . .     --
Delaware . . . . . . . . .      --      Ohio . . . . . . . . . . . . . .     --
District of Columbia . . .    2.25%     Oklahoma . . . . . . . . . . . .     --
Florida. . . . . . . . . .    1.00%     Oregon . . . . . . . . . . . . .     --
Georgia. . . . . . . . . .      --      Pennsylvania . . . . . . . . . .     --
Illinois . . . . . . . . .      --      Rhode Island . . . . . . . . . .     --
Indiana. . . . . . . . . .      --      South Carolina . . . . . . . . .     --
Iowa . . . . . . . . . . .      --      Tennessee. . . . . . . . . . . .     --
Kentucky . . . . . . . . .    2.00%     Texas. . . . . . . . . . . . . .     --
Louisiana. . . . . . . . .      --      Utah . . . . . . . . . . . . . .     --
Maryland . . . . . . . . .      --      Virginia . . . . . . . . . . . .     --
Massachusetts. . . . . . .      --      Washington . . . . . . . . . . .     --
Michigan . . . . . . . . .      --      West Virginia. . . . . . . . . .   1.00%
Minnesota. . . . . . . . .      --      Wisconsin. . . . . . . . . . . .     --
                                        Wyoming. . . . . . . . . . . . .   1.00%


Note:     The foregoing rates are subject to amendment by legislation and the applicability of the stated rates may be subject to administrative interpretation.

* Includes local annuity Premium taxation.

           FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A

              INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                           OFFERED BY

             FIRST INVESTORS LIFE INSURANCE COMPANY

    STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1998



     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund A, dated April 30, 1998, which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning (212) 858-8200.





                        TABLE OF CONTENTS

                                                      Page
                                                      ----
     General Description . . . . . . . . . . . . . .    2
     Services. . . . . . . . . . . . . . . . . . . .    2
     Annuity Payments. . . . . . . . . . . . . . . .    3
     Other Information . . . . . . . . . . . . . . .    4
     Performance Information . . . . . . . . . . . .    5
     Relevance of Financial Statements . . . . . . .    7
     Appendices. . . . . . . . . . . . . . . . . . .    8
     Financial Statements. . . . . . . . . . . . . .   13

                       GENERAL DESCRIPTION

     FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Special Bond Fund, Inc. Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the Adviser and First Investors Life.

     SEPARATE ACCOUNT A. First Investors Life Variable Annuity Fund A ("Separate Account A") was established on September 11, 1979 under the provisions of the New York Insurance Law. The assets of Separate Account A are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account A is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account A.

     The assets of Separate Account A are invested at net asset value in shares of First Investors Special Bond Fund, Inc. (the "Fund"). The Fund's Prospectus describes the risks attendant to an investment in the Fund.

                            SERVICES

     CUSTODIAN. First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of Separate Account A.


     INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, independent certified public accountants, has been selected as the independent accountants for Separate Account A. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account A which is set by the Audit Committee of the Board of Directors of First Investors Life.


     UNDERWRITER. First Investors Life and Separate Account A have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 1995, 1996, and 1997, FIC received fees of $11,406, $5,165, and $9,399, respectively, in connection with the distribution of the Contracts in a continuous offering.


     The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

                        ANNUITY PAYMENTS

     VALUE OF AN ACCUMULATION UNIT. For Separate Account A, the value of an Accumulation Unit was arbitrarily initially set at $1.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of the Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for Separate Account A may increase or decrease from Valuation Period to Valuation Period.

     NET INVESTMENT FACTOR. The Net Investment Factor for Separate Account A for any Valuation Period is determined by dividing (a) by (b) and subtracting
(c) from the result, where:

(a) is the net result of:

     (1) the net asset value per share of the Fund determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gains distributions made by the Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks. Such factor is equal on an annual basis to 0.75% of the daily net asset value of Separate Account A. This percentage represents approximately 0.60% charge for the mortality risk assumed and 0.15% charge for the expense risk assumed.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for Separate Account A may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

     VALUE OF AN ANNUITY UNIT. For Separate Account A, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

     AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted will be deducted from the Accumulated Value to determine the Net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

     The dollar amount of the first monthly Variable Payment, based on Separate Account A determined as above, is divided by the value of an Annuity Unit for Separate Account A for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under Separate Account A. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for Separate Account A by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

     A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

                        OTHER INFORMATION

     TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

     REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for Separate Account A and the Accumulation Unit Values. In addition, latest available reports of the Fund will be mailed to each Contractowner.


     ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its Home Office.

                     PERFORMANCE INFORMATION

     Separate Account A may advertise its performance in various ways.

     The yield for Separate Account A is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by Separate Account A during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of Separate Account A outstanding during the base period and (B) the maximum public offering price per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine Separate Account A's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

     Separate Account A's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                             1/n
                   T=[(ERV/P)   ]-1

     The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

                   [ERV-P]/P  = TOTAL RETURN

     In providing such performance data, Separate Account A will assume the payment of the maximum sales charge of 7.00% (as a percentage of the purchase payment) on the initial investment and the payment of the Mortality and Expense Risk Charges of 0.75% ("P"). Separate Account A will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.

     Average annual total return and total return for the periods ended December 31, 1997 calculated using the offering price for Separate Account A is set forth in the tables below:


AVERAGE ANNUAL TOTAL RETURN

          One Year                 1.84%
          Five Years               9.02
          Ten Years                8.50


TOTAL RETURN*

          One Year                 1.84%
          Five Years              54.03%
          Ten Years              126.11%




     Nonstandardized average annual total return and total return may also be advertised using reduced sales charge levels or at net asset value per Accumulation Unit. In such case, the initial investment will either reflect a reduced sales load or no sales load. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Nonstandardized average annual total return and total return computed at net asset value for the periods ended December 31, 1997 for Separate Account A is set forth in the tables below:



NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN

          One Year                 9.51%
          Five Years              10.62%
          Ten Years                9.29%


TOTAL RETURN

          One Year                 9.51%
          Five Years              65.67%
          Ten Years              143.21%


     Return information may be useful to investors in reviewing Separate Account A's performance. However, the total return and average annual total return will fluctuate over time and the return for any given past period is not an indication or representation by Separate Account A of future rates of return.

    At times, the Adviser may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase Separate Account A's total return, average annual total return and yield during the period of the waiver or reimbursement.

     Separate Account A may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable vs. tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by Separate Account A of past or future yield or return.

---------------------------------------------

* The return figures assume the current maximum sales charge of 7.00%. Prior to December 30, 1991, the maximum sales charge for Separate Account A was 7.25%.

     From time to time, in reports and promotional literature, Separate Account A may compare its performance to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

                RELEVANCE OF FINANCIAL STATEMENTS

     The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of Separate Account A. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of Separate Account A.

                                  APPENDICES

                            APPENDIX I

                            EXAMPLE A
            FORMULA AND ILLUSTRATION FOR DETERMINING
           THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                      OF SEPARATE ACCOUNT A

                           A+B
Net Investment Factor =   -----  -D
                            C

Where:

A = The Net Asset Value of a Fund share, plus dividends accrued but not reinvested, as of the end of the current Valuation Period.
    Assume.......................................................................... = $8.51000000
B = The per share amount of any dividend or capital gains distribution reinvested since the end of the immediately preceding Valuation Period.
    Assume.......................................................................... =           0
C = The Net Asset Value of a Fund share, plus dividends accrued but not reinvested, as of the end of the immediately preceding Valuation Period.
    Assume.......................................................................... = $8.39000000
D = The daily deduction for mortality and expense risks, which totals .75%
    on an annual basis.
    On a daily basis................................................................ =   .00002054

Then, the Net Investment Factor = 8.51000000 + 0
                                  --------------- - .00002054....................... =  1.01428220
                                    8.39000000


                            EXAMPLE B
            FORMULA AND ILLUSTRATION FOR DETERMINING
             ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                      OF SEPARATE ACCOUNT A

Accumulation Unit Value = A x B
Where:

A = The Accumulation Unit Value for the immediately preceding Valuation
    Period.
    Assume..........................................................................  = $1.46328760
B = The Net Investment Factor for the current Valuation Period.
    Assume..........................................................................  =  1.01428220

Then, the Accumulation Unit Value = $1.46328760 x 1.01428220........................  =  1.48418657

                           APPENDIX II

                            EXAMPLE A
            FORMULA AND ILLUSTRATION FOR DETERMINING
                   DEATH BENEFIT PAYABLE UNDER
            ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

                           A                 A
Annuity Units Payable =   --- - (CXD), if   --- is greater than CXD
                           B                 B


Where:
A = The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.
    Assume..........................................................................  = $ 20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
    Assume..........................................................................  = $ 1.08353012

C = The number of Annuity Units represented by each payment made.
    Assume..........................................................................  = 116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.
    Assume..........................................................................  =           30

Then the number of Annuity Units Payable:

            $20,000.00
            -----------  -  (116.61488844 x 30)
            $1.08353012

         = 18,458.18554633  -  3,498.44665320

         = 14,959.73889313


If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:


      14,959.73889313 x $1.12173107 = $16,780.80

                          APPENDIX III

                            EXAMPLE A

            FORMULA AND ILLUSTRATION FOR DETERMINING
                     ANNUITY UNIT VALUE OF
                       SEPARATE ACCOUNT A

Annuity Unit Value = A X B X C


Where:

A =  Annuity Unit Value of the immediately preceding Valuation Period.
      Assume.........................................................................  = $1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity
      Unit is being calculated.
     Assume..........................................................................  =  1.00083530

C = A factor to neutralize the assumed interest rate of 3 1/2% built into the Annuity Tables used.
     Daily factor equals.............................................................  =  0.99990575


Then, the Annuity Value is:

    $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771


                            EXAMPLE B

            FORMULA AND ILLUSTRATION FOR DETERMINING
      AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                       SEPARATE ACCOUNT A

                                             A
First Monthly Variable Annuity Payment =  -------  X B
                                          $1,000

Where:

A = The Net Accumulated Value allocated to Separate Account A for the
      Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
     Assume..........................................................................  = $20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant
      according to the Annuity Tables contained in the Contract.
     Assume..........................................................................  =      $6.40

                                           $20,000
Then, the first Monthly Variable Payment = ------- x $6.40 = $128.00
                                            $1,000


                            EXAMPLE C

            FORMULA AND ILLUSTRATION FOR DETERMINING
       THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT A
      REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT


                           A
Number of Annuity Units = ---
                           B

Where:

A = The dollar amount of the first monthly Variable Annuity Payment.
     Assume..........................................................................  =     $128.00

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
     Assume..........................................................................  = $1.09763000


Then, the number of Annuity Units =    $128.00    = 116.61488844
                                    -------------
                                     $1.09763000


                            EXAMPLE D

            FORMULA AND ILLUSTRATION FOR DETERMINING
      THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
            ANNUITY PAYMENTS FROM SEPARATE ACCOUNT A


Second Monthly Variable Annuity Payment = A X B

Where:

A = The Number of Annuity Units represented by each monthly
      Variable Annuity Payment.
     Assume..........................................................................  = 116.61488844

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the
      second (or subsequent) Variable Annuity Payment is due.
     Assume..........................................................................  =  $1.11834234


Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                           Financial Statements
                          as of December 31, 1997

                  REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


         We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.




                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 19, 1998

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                                    BALANCE SHEETS
                                        ASSETS

                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                              -----------------    -----------------
Investments (note 2):
  Available-for-sale securities. . . . . . . . . . . . . . .     $125,380,627        $114,011,891
  Held-to-maturity securities. . . . . . . . . . . . . . . .        5,529,687           5,549,214
  Short term investments . . . . . . . . . . . . . . . . . .        3,083,769           7,667,491
  Policy loans . . . . . . . . . . . . . . . . . . . . . . .       21,527,810          18,865,648
                                                                 ------------        ------------

     Total investments . . . . . . . . . . . . . . . . . . .      155,521,893         146,094,244

Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,145,215             901,980
Premiums and other receivables, net of allowances of
  $30,000 in 1997 and 1996 . . . . . . . . . . . . . . . . .        4,749,099           3,998,210
Accrued investment income. . . . . . . . . . . . . . . . . .        3,180,924           2,903,566
Deferred policy acquisition costs (note 6) . . . . . . . . .       18,446,716          17,547,129
Deferred Federal income taxes (note 7)     . . . . . . . . .        1,039,000             934,000
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $1,075,336 in 1997 and $925,736 in 1996. .           97,379             146,078
Other assets . . . . . . . . . . . . . . . . . . . . . . . .          120,044             136,302
Separate account assets. . . . . . . . . . . . . . . . . . .      642,453,414         465,456,848
                                                                 ------------        ------------
     Total assets. . . . . . . . . . . . . . . . . . . . . .     $826,753,684        $638,118,357
                                                                 ------------        ------------
                                                                 ------------        ------------

                        LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6) . . . . . . . . . . .     $115,281,318        $113,295,474
Claims and other contract liabilities. . . . . . . . . . . .       12,548,096          12,190,281
Accounts payable and accrued liabilities . . . . . . . . . .        4,426,355           3,730,943
Separate account liabilities . . . . . . . . . . . . . . . .      642,453,314         464,852,507
                                                                 ------------        ------------
     Total liabilities . . . . . . . . . . . . . . . . . . .      774,709,083         594,069,205
                                                                 ------------        ------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares. . . . . . . . . . .        2,538,163           2,538,163
Additional paid in capital . . . . . . . . . . . . . . . . .        6,496,180           6,496,180
Unrealized holding gains (losses) on available-for-sale
  securities (note 2). . . . . . . . . . . . . . . . . . . .        1,608,000             644,000
Retained earnings  . . . . . . . . . . . . . . . . . . . . .       41,402,258          34,370,809
                                                                 ------------        ------------
     Total stockholder's equity. . . . . . . . . . . . . . .       52,044,601          44,049,152
                                                                 ------------        ------------
     Total liabilities and stockholder's equity. . . . . . .     $826,753,684        $638,118,357
                                                                 ------------        ------------
                                                                 ------------        ------------


See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                                 STATEMENTS OF INCOME


                                                                    YEAR ENDED         YEAR ENDED           YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31,1996     DECEMBER 31,1995
                                                                 -----------------   ----------------     ----------------
REVENUES
  Policyholder fees. . . . . . . . . . . . . . . . . . . . . .      $24,826,454        $22,955,165          $19,958,420
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . .        6,279,137          6,725,329            7,293,719
  Investment income (note 2) . . . . . . . . . . . . . . . . .       10,259,601          9,771,389            9,363,212
  Realized gain (loss) on investments. . . . . . . . . . . . .          158,874           (221,025)             373,582
  Other income . . . . . . . . . . . . . . . . . . . . . . . .          702,644            704,678              835,703
                                                                    ------------       ------------         ------------
     Total income. . . . . . . . . . . . . . . . . . . . . . .       42,226,710         39,935,536           37,824,636
                                                                    ------------       ------------         ------------

BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities . . . . . . .       14,370,510         12,912,810           13,027,516
  Dividends to policyholders . . . . . . . . . . . . . . . . .        1,033,663            964,913              954,384
  Amortization of deferred acquisition costs (note 6). . . . .          663,200          1,454,408            1,672,429
  Commissions and general expenses . . . . . . . . . . . . . .       15,445,888         16,287,498           15,773,968
                                                                    ------------       ------------         ------------
     Total benefits and expenses . . . . . . . . . . . . . . .       31,513,261         31,619,629           31,428,297
                                                                    ------------       ------------         ------------

Income before Federal income tax . . . . . . . . . . . . . . .       10,713,449          8,315,907            6,396,339

Federal income tax (note 7):
  Current  . . . . . . . . . . . . . . . . . . . . . . . . . .        4,285,000          3,099,000            2,553,000
  Deferred . . . . . . . . . . . . . . . . . . . . . . . . . .         (603,000)          (286,000)            (376,000)
                                                                    ------------       ------------         ------------

                                                                      3,682,000          2,813,000            2,177,000
                                                                    ------------       ------------         ------------

Net Income . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 7,031,449        $ 5,502,907          $ 4,219,339
                                                                    ------------       ------------         ------------
                                                                    ------------       ------------         ------------

Income per share, based on 534,350 shares outstanding. . . . .      $     13.16        $     10.30          $      7.90
                                                                    ------------       ------------         ------------
                                                                    ------------       ------------         ------------



See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                          STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31,1996    DECEMBER 31,1995
                                                                 -----------------   ----------------    ----------------
Balance at beginning of year . . . . . . . . . . . . . . . . .      $ 44,049,152       $ 39,780,245        $ 31,196,906

Net income . . . . . . . . . . . . . . . . . . . . . . . . . .         7,031,449          5,502,907           4,219,339
Increase (decrease) in unrealized holding gains on
  available-for-sale securities. . . . . . . . . . . . . . . .           964,000         (1,234,000)          4,364,000
                                                                    ------------        ------------       ------------
Balance at end of year . . . . . . . . . . . . . . . . . . . .      $ 52,044,601       $ 44,049,152        $ 39,780,245
                                                                    ------------        ------------       ------------
                                                                    ------------        ------------       ------------



                               STATEMENTS OF CASH FLOWS


                                                                    YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31,1996    DECEMBER 31,1995
                                                                 -----------------   ----------------    ----------------
Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received. . . . . . . . . . . . . . . .      $ 24,587,113        $ 22,925,131       $ 19,374,522
     Premiums received . . . . . . . . . . . . . . . . . . . .         6,088,582           6,413,009          6,895,096
     Amounts received on policyholder accounts . . . . . . . .       125,818,334         105,489,481         87,156,662
     Investment income received. . . . . . . . . . . . . . . .        10,263,095           9,964,169          9,360,894
     Other receipts. . . . . . . . . . . . . . . . . . . . . .            57,287              55,779             69,621
     Benefits and contract liabilities paid. . . . . . . . . .      (138,420,373)       (117,321,389)      (101,642,156)
     Commissions and general expenses paid . . . . . . . . . .       (20,899,476)        (20,857,687)       (18,176,870)
                                                                    ------------        ------------       ------------
     Net cash provided by (used for) operating activities. . .         7,494,562           6,668,493          3,037,769
                                                                    ------------        ------------       ------------

  Cash flows from investing activities:
     Proceeds from sale of investment securities . . . . . . .        38,900,851          39,062,702         58,755,827
     Purchase of investment securities . . . . . . . . . . . .       (44,021,791)        (44,134,604)       (58,622,646)
     Purchase of furniture, equipment and other assets . . . .           (62,170)            (34,485)          (128,442)
     Net increase in policy loans. . . . . . . . . . . . . . .        (2,662,162)         (1,848,956)        (2,330,591)
     Investment in Separate Account  . . . . . . . . . . . . .           593,945                (200)          (500,000)
                                                                    ------------        ------------       ------------
     Net cash provided by (used for) investing activities. . .        (7,251,327)         (6,955,543)        (2,825,852)

     Net increase (decrease) in cash . . . . . . . . . . . . .           243,235            (287,050)           211,917

Cash
  Beginning of year  . . . . . . . . . . . . . . . . . . . . .           901,980           1,189,030            977,113
                                                                    ------------        ------------       ------------
  End of year  . . . . . . . . . . . . . . . . . . . . . . . .      $  1,145,215        $    901,980       $  1,189,030
                                                                    ------------        ------------       ------------
                                                                    ------------        ------------       ------------




The Company received a refund of Federal income tax of $79,000 in 1997 and $102,000 in 1996 and paid Federal income tax of $4,283,000 in 1997, $3,243,000 in 1996 and $2,125,000 in 1995.

See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY

                               STATEMENTS OF CASH FLOWS



                                                                     YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                                 DECEMBER 31, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                 -----------------   -----------------   -----------------
Reconciliation of net income to net cash
   provided by (used for) operating activities:

  Net income . . . . . . . . . . . . . . . . . . . . . . . .        $ 7,031,449          $ 5,502,907        $ 4,219,339

  Adjustments to reconcile net income to net cash
            provided by (used for) operating activities:
          Depreciation and amortization. . . . . . . . . . .             117,804             130,924             141,121
          Amortization of deferred policy acquisition costs.             663,200           1,454,408           1,672,429
  Realized investment (gains) losses . . . . . . . . . . . .            (158,874)            221,025            (373,582)
          Amortization of premiums and discounts on
          investments. . . . . . . . . . . . . . . . . . . .             280,852             262,785             237,472
          Deferred Federal income taxes. . . . . . . . . . .            (603,000)           (286,000)           (376,000)
          Other items not requiring cash - net . . . . . . .               9,771               6,794            (112,268)

     (Increase) decrease in:
          Premiums and other receivables, net. . . . . . . .            (750,889)            336,385            (433,106)
          Accrued investment income. . . . . . . . . . . . .            (277,358)            (70,005)           (239,790)
          Deferred policy acquisition costs, exclusive
          of amortization. . . . . . . . . . . . . . . . . .          (1,866,787)         (1,275,323)         (1,117,752)
          Other assets . . . . . . . . . . . . . . . . . . .               9,323             (18,574)             64,490

     Increase (decrease) in:
          Policyholder account balances. . . . . . . . . . .           1,985,844             (78,699)         (1,882,591)
          Claims and other contract liabilities. . . . . . .             357,815             901,173             551,392
          Accounts payable and accrued liabilities . . . . .             695,412            (419,307)            686,615
                                                                    ------------         -----------        ------------

                                                                    $  7,494,562         $ 6,668,493        $  3,037,769
                                                                    ------------         -----------        ------------
                                                                    ------------         -----------        ------------



See accompanying notes to financial statements.

                        FIRST INVESTORS LIFE INSURANCE COMPANY

                            NOTES TO FINANCIAL STATEMENTS


NOTE 1 -- BASIS OF FINANCIAL STATEMENTS

          The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:
          (a) policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;
          (b) certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;
          (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;
          (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;
          (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

NOTE 2 -- OTHER SIGNIFICANT ACCOUNTING PRACTICES

          (a)   ACCOUNTING ESTIMATES.    The preparation of financial statements
in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

          (b) DEPRECIATION. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

          (c)  INVESTMENTS.   Investments in equity securities that have readily
determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:


          HELD-TO-MATURITY SECURITIES
Debt securities the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

          AVAILABLE-FOR-SALE SECURITIES
Debt and equity securities not classified in the other two categories are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "unrealized holding gains or losses on available-for-sale securities" in stockholder's equity.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

          Short term investments are reported at market value which approximates cost.

          Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:


                                                                   YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                                 DECEMBER 31,1997    DECEMBER 31, 1996   DECEMBER 31,1995
                                                                 ----------------    -----------------   ----------------

Interest on fixed maturities . . . . . . . . . . . . . . . .         $ 9,029,979         $ 8,559,429         $ 8,243,748
Interest on short term investments . . . . . . . . . . . . .             307,656             410,930             451,475
Interest on policy loans . . . . . . . . . . . . . . . . . .           1,268,834           1,151,681             973,242
Dividends on equity securities . . . . . . . . . . . . . . .                 --               43,756              58,305
                                                                    ------------         -----------        ------------

     Total investment income . . . . . . . . . . . . . . . .          10,606,469          10,165,796           9,726,770
     Investment expense. . . . . . . . . . . . . . . . . . .             346,868             394,407             363,558
                                                                    ------------         -----------        ------------

Net investment income. . . . . . . . . . . . . . . . . . . .         $10,259,601         $ 9,771,389         $ 9,363,212
                                                                    ------------         -----------        ------------
                                                                    ------------         -----------        ------------


The amortized cost and estimated market values of investments at December 31, 1997 and 1996 are as follows:




                                                                             GROSS               GROSS        ESTIMATED
                                                       AMORTIZED           UNREALIZED          UNREALIZED      MARKET
                                                         COST                GAINS               LOSSES         VALUE
                                                       ---------           ----------          ----------     ---------
AVAILABLE-FOR-SALE SECURITIES
DECEMBER 31, 1997

  U.S. Treasury Securities and obligations
     of U.S. Government Corporations
     and Agencies. . . . . . . . . . . . . . . . .   $ 39,532,729       $   975,819           $    --       $  40,508,548
  Debt Securities issued by
     States of the U.S.. . . . . . . . . . . . . .      7,309,135            92,015                --           7,401,150
  Corporate Debt Securities. . . . . . . . . . . .     67,900,325         1,739,318            75,913          69,563,730
  Other Debt Securities  . . . . . . . . . . . . .      7,606,438           300,761                --           7,907,199
                                                     ------------       -----------           -------        ------------

                                                     $122,348,627       $ 3,107,913           $75,913        $125,380,627
                                                     ------------       -----------           -------        ------------
                                                     ------------       -----------           -------        ------------

DECEMBER 31,1996

U.S. Treasury Securities and obligations
of U.S. Government Corporations
     and Agencies. . . . . . . . . . . . . . . . .  $  41,254,552      $    569,803         $ 157,020       $  41,667,335
  Debt Securities issued by
     States of the U.S.. . . . . . . . . . . . . .      5,525,022                --           172,264           5,352,758
  Corporate Debt Securities. . . . . . . . . . . .     56,013,590         1,217,747           297,752          56,933,585
  Other Debt Securities. . . . . . . . . . . . . .      9,952,727           133,266            27,780          10,058,213

                                                    -------------      ------------         ---------       -------------

                                                    $ 112,745,891      $  1,920,816         $ 654,816       $ 114,011,891
                                                     ------------      ------------         ---------       -------------
                                                     ------------      ------------         ---------       -------------

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


  At December 31, 1997 and 1996, the Company recognized "Unrealized Holding Gains on Available-For-Sale Securities" of $1,608,000 and $644,000, net of applicable deferred income taxes and amortization of deferred acquisition costs. The change in the Unrealized Holding Gains (Losses) of $964,000, ($1,234,000) and $4,364,000 for 1997, 1996 and 1995, respectively is reported as a separate component of stockholders' equity.


HELD-TO-MATURITY SECURITIES
DECEMBER 31,1997
U.S. Treasury Securities and obligations
  of U.S. Government Corporations
  and Agencies*. . . . . . . . . . . . . . . . . .   $  3,419,687        $   90,126     $         700         $ 3,509,113
Corporate Debt Securities. . . . . . . . . . . . .      2,000,000           109,000                --           2,109,400
Other Debt Securities. . . . . . . . . . . . . . .        110,000                --                --             110,000
                                                     ------------        ----------     -------------         -----------

                                                     $  5,529,687        $  199,126     $         700         $ 5,728,513
                                                     ------------        ----------     -------------         -----------
                                                     ------------        ----------     -------------         -----------

DECEMBER 31,1996

U.S. Treasury Securities and obligations
  of U.S. Government Corporations
  and Agencies*. . . . . . . . . . . . . . . . . .   $  3,439,214         $  36,945       $    10,944         $ 3,465,215
Corporate Debt Securities. . . . . . . . . . . . .      2,000,000                --            66,200           1,933,800
Other Debt Securities. . . . . . . . . . . . . . .        110,000                --                --             110,000
                                                     ------------        ----------     -------------         -----------

                                                     $  5,549,214         $  36,945       $   77,144          $ 5,509,015
                                                     ------------        ----------     -------------         -----------
                                                     ------------        ----------     -------------         -----------

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

  The amortized cost and estimated market value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      HELD TO MATURITY                      AVAILABLE FOR SALE
                                               ----------------------------        ---------------------------------
                                               AMORTIZED          ESTIMATED          AMORTIZED            ESTIMATED
                                                 COST          MARKET VALUE             COST            MARKET VALUE
                                               ----------      ------------         -----------        ------------
Due in one year or less. . . . . . . . . .     $ 363,473         $  362,773       $  6,608,708         $  6,633,659
Due after one year through five years. . .     2,634,603          2,715,715         37,905,751           38,828,513
Due after five years through ten years . .       531,611            540,625         50,889,338           52,290,280
Due after ten years. . . . . . . . . . . .     2,000,000          2,109,400         26,944,831           27,628,175
                                              ----------        -----------       -------------        ------------

                                              $5,529,687         $5,728,513       $122,348,628         $125,380,627
                                              ----------         ----------       -------------        ------------
                                              ----------         ----------       -------------        ------------


Proceeds from sales of investments in fixed maturities were $34,316,604, $39,046,422 and $56,949,635 in 1997, 1996 and 1995, respectively. Gross gains of $374,583 and gross losses of $215,709 were realized on those sales in 1997. Gross gains of $185,708 and gross losses of $406,733 were realized on those sales in 1996. Gross gains of $578,810 and gross losses of $205,228 were realized on those sales in 1995.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  (d) RECOGNITION OF REVENUE, POLICYHOLDER ACCOUNT BALANCES AND POLICY BENEFITS

     TRADITIONAL ORDINARY LIFE AND HEALTH

          Revenues from the traditional life insurance policies represent premiums which are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

     UNIVERSAL LIFE AND VARIABLE LIFE

          Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

          Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

     ANNUITIES

          Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

  (e) SEPARATE ACCOUNTS. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.

NOTE 3 -- FAIR VALUE OF FINANCIAL INSTRUMENTS


     The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturities and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

NOTE 4 -- RETIREMENT PLANS

     The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 1997, 1996 and 1995, the Company charged operations approximately $70,000, $100,000 and $40,000 respectively for its portion of the contribution.

     The Company also has a non-contributory retirement plan for the benefit of its sales agents. The plan provides for retirement benefits based upon commission on first-year premiums and length of service. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $419,000 in 1997, $414,000 in 1996 and $375,000 in 1995. The
accrued liability of approximately $2,913,000 in 1997 and $2,858,000 in 1996 was sufficient to cover the value of benefits provided by the plan.

     In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. The amount contributed by the Company in 1997 and 1996 was not material.

NOTE 5 -- COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has agreements with affiliates and non-affiliates as follows:

     (a) The Company's maximum retention on any one life is $100,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations which any reinsurance company may be unable to meet. The Company had reinsured approximately 10% of its net life insurance in force at December 31, 1997, 1996 and 1995. The Company also had assumed reinsurance amounting to approximately 20%, 21% and 20% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company's operating results.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 1997, 1996 and 1995, the Company paid approximately $1,114,000, $1,222,000 and $1,282,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $9,814,000 in 1997, $9,709,000 in 1996,and $8,739,000 in 1995 for
commissions relating to the sale of its products.
     The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $332,000 at December 31, 1997 and $326,000 at December 31, 1996.

     (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

NOTE 6 -- ADJUSTMENTS MADE TO STATUTORY ACCOUNTING PRACTICES

  Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 1997, 1996 and 1995 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

                                                        NET INCOME                          CAPITAL SHARES AND SURPLUS
                                                  YEAR ENDED DECEMBER 31                           AT DECEMBER 31
                                                  ----------------------                    --------------------------
                                             1997           1996         1995          1997             1996           1995
                                          -----------   ----------    ----------    -----------     -----------    -----------
Reported on a statutory basis. . . . . .  $5,809,629    $5,002,533    $3,705,334    $32,159,721     $26,580,877    $21,600,537
                                          -----------   ----------    ----------    -----------     -----------    -----------

Adjustments:
  Deferred policy acquisition costs (b). .   351,239      (179,085)     (554,677)     18,446,716     17,547,129     17,318,214
  Future policy benefits (a) . . . . . .     133,848       514,086       422,387     (3,000,589)     (2,398,397)    (2,912,483)
  Deferred income taxes. . . . . . . . .     603,000       286,000       376,000      1,039,000         934,000         12,000
  Premiums due and deferred (e). . . . .      84,291        85,461        80,133     (1,274,816)     (1,359,107)    (1,444,568)
  Cost of colletion and other statutory
     liabilities . . . . . . . . . . . .        (924)      (12,283)      (16,318)        36,060          36,984         49,267
  Non-admitted assets. . . . . . . . . .          --            --            --        224,411         298,731        395,758
  Asset valuation reserve. . . . . . . .          --            --            --      1,325,986       1,136,664      1,016,830
  Interest maintenance reserve . . . . .     (55,019)      (48,542)      (40,804)        56,112           6,271        200,690
  Gross unrealized holding gains on
     available-for-sale securities . .            --            --            --      3,032,000       1,266,000      3,544,000
  Net realized capital gains (losses). .     158,874      (221,025)      373,582             --              --             --
  Other    . . . . . . . . . . . . . . .     (53,489)       75,762      (126,298)            --              --             --
                                          -----------   ----------    ----------    -----------     -----------    -----------
                                            1,221,820      500,374       514,005     19,884,880      17,468,275     18,179,708
                                          -----------   ----------    ----------    -----------     -----------    -----------

In accordance with generally accepted
  accounting principles. . . . . . . . .   $7,031,449   $5,502,907    $4,219,339    $52,044,601     $44,049,152    $39,780,245
                                          -----------   ----------    ----------    -----------     -----------    -----------
                                          -----------   ----------    ----------    -----------     -----------    -----------

Per share, based on 534,350 shares
  outstanding. . . . . . . . . . . . . .     $13.16        $10.30         $7.90          $97.40         $82.44         $74.45
                                          -----------   ----------    ----------    -----------     -----------    -----------
                                          -----------   ----------    ----------    -----------     -----------    -----------

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


  The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

  (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:


          DISTRIBUTION OF LIABILITIES*                                BASIS OF ASSUMPTIONS
------------------------------------------------------------------------------------------
1996              1995          YEARS OF ISSUE    INTEREST            MORTALITY TABLE               WITHDRAWAL
----              ----          --------------    --------            ---------------               -----------
Non-par:
 $1,505,551    $ 1,655,040        1962-1967       4 1/2%         1955-60 Basic Select plus Ultimate   Linton B
  5,310,394      5,814,885        1968-1988       5 1/2%         1955-60 Basic Select plus Ultimate   Linton B
  2,433,724      2,546,702        1984-1988       7 1/2%         85% of 1965-70 Basic Select          Modified
                                                                   plus Ultimate                      Linton B
    101,775         86,508        1989-Present    7 1/2%         1975-80 Basic Select plus Ultimate   Linton B
    108,985        113,117        1989-Present    7 1/2%         1975-80 Basic Select plus Ultimate   Actual
     28,971         34,185        1989-Present    8%             1975-80 Basic Select plus Ultimate   Actual
 32,412,007     31,902,122        1985-Present    6%             Accumulation of Funds                --
Par:
    224,913        223,500        1966-1967       4 1/2%         1955-60 Basic Select plus Ultimate   Linton A
 13,273,949     13,357,249        1968-1988       5 1/2%         1955-60 Basic Select plus Ultimate   Linton A
    899,407        975,132        1981-1984       7 1/4%         90% of 1965-70 Basic Select
                                                                   plus Ultimate                      Linton B
  4,699,324      4,772,595        1983-1988       9 1/2%         80% of 1965-70 Basic Select
                                                                   plus Ultimate                      Linton B
 15,977,808     14,031,404        1990-Present    8%             66% of 1975-80 Basic Select
                                                                   plus Ultimate                      Linton B
Annuities:
 19,581,382     21,779,771        1976-Present    5 1/2%         Accumulation of Funds                --
Miscellaneous:
 19,604,218     16,939,829        1962-Present    2 1/2%-3 1/2%  1958-CSO                             None


* The above amounts are before deduction of deferred premiums of $881,090 in 1997 and $936,565 in 1996.

     (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions which were used for computing liabilities for future policy benefits. Amortization of $663,200 in 1997 and $1,454,408 in 1996, $1,672,429
in 1995 was charged to operations.

     (c) Participating business represented 9.5% and 9.8% of individual life insurance in force at December 31, 1997 and 1996, respectively.

     The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

                        FIRST INVESTORS LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)



     The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

     (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $22,374,879, $16,796,135 and $11,815,645 at December 31, 1997, 1996 and 1995, respectively.

     (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

NOTE 7 -- FEDERAL INCOME TAXES

     The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

     Retained earnings at December 31, 1997 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.


     Deferred tax liabilities (assets) are comprised of the following:

                                                                     1997          1996
                                                                ------------   ------------
Policyholder dividend provision. . . . . . . . . . . . . . .    $  (357,219)   $  (332,719)
Non-qualified agents' pension plan reserve . . . . . . . . .     (1,161,304)     1,127,384)
Deferred policy acquisition costs. . . . . . . . . . . . . .      2,215,873      2,507,526
Future policy benefits . . . . . . . . . . . . . . . . . . .     (2,575,365)     2,346,908)
Bond discount. . . . . . . . . . . . . . . . . . . . . . . .         39,184         28,677
Unrealized holding gains  on Available-For-Sale Securities .        829,000        331,000
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (29,169)         5,808
                                                                ------------    -----------
                                                                $(1,039,000)    $ (934,000)
                                                                ------------    -----------
                                                                ------------    -----------

     The currently payable Federal Income tax provision of $3,099,000 for 1996 is net of a $75,000 Federal tax benefit resulting from a capital loss carryback of $221,025.

            REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The Board of Directors
First Investors Life Insurance Company
New York, New York


     We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund A (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Variable Annuity Fund A as of December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                  TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
February 19, 1998

                           FIRST INVESTORS LIFE
                         VARIABLE ANNUITY FUND A

                   STATEMENT OF ASSETS AND LIABILITIES

                            DECEMBER 31, 1997

ASSETS
Investments at net asset value (Note 2)
  First Investors Special Bond Fund, Inc. (2,800,087 shares
  at $12.89 per share, cost $53,077,693)                            $36,081,528

LIABILITIES
Payable to First Investors Life Insurance Company                        22,628
                                                                   ------------

NET ASSETS                                                          $36,058,900
                                                                   ------------

Net assets represented by Contracts in accumulation period
  (7,334,262 units at unit value of $4.92)                          $36,058,900
                                                                   ------------

See notes to financial statements.

                          FIRST INVESTORS LIFE
                        VARIABLE ANNUITY FUND A

                        STATEMENT OF OPERATIONS

                      YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
Income:
  Dividends                                                          $3,378,373
                                                                     ----------

Total income                                                            378,373
                                                                     ----------

Expenses:
 Mortality and expense risks (Note 3)                                   273,989
                                                                     ----------

Total expenses                                                          273,989
                                                                     ----------

NET INVESTMENT INCOME                                                 3,104,384
                                                                     ----------


UNREALIZED DEPRECIATION ON INVESTMENTS
  Beginning of year                                                  17,331,916
  End of year                                                        16,996,165
                                                                     ----------

Change in unrealized depreciation on investments                        335,751
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,440,135
                                                                     ----------
                                                                     ----------

See notes to financial statements.

                          FIRST INVESTORS LIFE
                        VARIABLE ANNUITY FUND A

                  STATEMENTS OF CHANGES IN NET ASSETS

                         YEARS ENDED DECEMBER 31,

                                                           1997            1996
                                                        ----------      ----------
Increase (Decrease) in Net Assets
  From Operations
    Net investment income                               $3,104,384      $2,711,688
Change in unrealized depreciation on investments           335,751       1,537,900
                                                        ----------      ----------

    Net increase (decrease) in net assets resulting
    from operations                                      3,440,135       4,249,588
                                                        ----------      ----------

From Unit Transactions
    Net annuity considerations                             214,715         268,926
    Contract payments                                   (4,514.314)     (5,619,918)
                                                        ----------      ----------

    Net decrease in net assets derived from
    unit transactions                                   (4,299,599)     (5,350.992)
                                                        ----------      ----------

    Net increase (decrease) in net assets                 (859,464)     (1,101,404)

Net Assets
    Beginning of year                                   36,918,364      38,019,768
                                                        ----------      ----------
    End of year                                        $36,058,900     $36,918,364
                                                        ----------      ----------

See notes to financial statements.

                          FIRST INVESTORS LIFE
                        VARIABLE ANNUITY FUND A

                     NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1997

NOTE 1 -- ORGANIZATION

     First Investors Life Variable Annuity Fund A (Separate Account A), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). All assets of the separate account are invested in shares of First Investors Special Bond Fund, Inc. (the Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2-- SIGNIFICANT ACCOUNTING PRACTICES

     INVESTMENTS
     Shares of the Fund held by Separate Account A are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value. The Fund's investments in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

     FEDERAL INCOME TAXES
     Separate Account A is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account A will not be taxed as a regulated investment company under Subchapter M of the Code.
Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account A.

NOTE 3 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

     In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 0.75% of the daily net asset value of Separate Account A. The deduction for the year ended December 31, 1997 was $273,989. An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts which have an Accumulated Value of less than $1,500 due to partial surrenders. There was no deduction under this provision during 1997.

                     FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A

                              PART C: OTHER INFORMATION


ITEM 24.  Financial Statement and Exhibits

     (a)  Financial Statements:

          The financial statements for the period ending December 31, 1998 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund A, are included in Part B, except Condensed Financial Information on Accumulation Unit Values, which is included in Part A.

     (b)  Exhibits:

          1. Resolution of the Board of Directors of First Investors Life Insurance Company creating the Separate Account./1/

          2.   Not applicable.

          3.   Distribution Contracts:

               a. Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation dated April 16, 1987. /1/

               b. Specimen Variable Annuity Agreement between First Investors Corporation and dealers and salesman. /1/

          4. Specimen Individual Variable Annuity Contracts issued by the Company for participation in the Separate Account A. /1/

          5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above./1/

          6.   a.   Articles of Incorporation of First Investors Life Insurance
                    Company./1/

               b.   By-laws of First Investors Life Insurance Company./1/

          7.   Not applicable.

          8.   Not applicable.

          9.   Opinion of counsel.

         10.   a.   Consent of Independent Public Accountants
               b.   Powers of Attorney./1/

        11.    Not applicable.

        12.    Not applicable.

        13.    Performance Calculations.

        14.    Financial Data Schedule.  (See Exhibit 27 below.)

        27.    Financial Data Schedule.  (Inapplicable, because, notwithstanding
               Item 24 (b)(14) of Form N-4, the Commission staff has advised that no such schedule is required.)
____________________

     /1/   Previously filed on May 19, 1997 in Post-Effective
Amendment No. 23 to this Registration Statement.

ITEM 25.   Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance
Company:

                                                  Position and Office
Name and Principal                                with First Investors
Business Address                                  Life Insurance Company
-----------------------------                     ----------------------
(Unless otherwise noted, an
individual's business address
is 95 Wall Street,
New York, New York   10005.)

Lawrence M. Falcon                                Senior Vice President
                                                  and Comptroller

Richard H. Gaebler                                President and Director

Jay G. Baris
Kramer, Levin, Naftalis
& Frankel                                         Director
919 Third Avenue
New York, NY  10022

William H. Drinkwater                             First Vice President
                                                  and Chief Actuary

George V. Ganter                                  Director

Scott Hodes                                       Director
Ross & Hardies
150 North Michigan Avenue
Chicago, Il 60601

Glenn O. Head                                     Chairman and Director

Glenn T. Dallas                                   Director
21 Eagle Nest Road
Morristown, NJ 07960

Carol Lerner Brown                                Secretary

Jackson Ream
Nations Bank of Texas                             Director
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen Jr.                               Director
Weiss, Peck & Greer
One New York Plaza
New York, NY  10004

Robert J. Grosso                                  Director
581 Main Street
Woodbridge, NJ 07095

John T. Sullivan                                  Director

Kathryn S. Head                                   Director
581 Main Street
Woodbridge, NJ  07095

Ada M. Suchow                                     Vice President
                                                  & Assistant Secretary

William M. Lipkus                                 Vice President &
581 Main Street                                   Chief Accounting Officer
Woodbridge, NJ 07095

Martin A. Smith                                   Vice President


ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance Company:

     ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

     FIRST INVESTORS CONSOLIDATED CORPORATION (FICC) (Delaware). Ownership:
     Glenn O. Head is the controlling person of the voting stock; Principal
     Business: Holding Company; Parent of First Investors Life Insurance
     Company.

     ADMINISTRATIVE DATA MANAGEMENT CORP. (New York).  Ownership:

     100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

     EXECUTIVE INVESTORS MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS ASSET MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

     EXECUTIVE INVESTORS CORPORATION. (Delaware). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

     FIRST FINANCIAL SAVINGS BANK, S.L.A. (FFSB) (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business:
     Savings and Loan; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

     N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

     REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

     FIRST INVESTORS CREDIT FUNDING CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Sells commercial paper; Affiliate of First Investors Life Insurance Company.

     SCHOOL FINANCIAL MANAGEMENT SERVICES, INC. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

ITEM 27.   Number of Contractowners

     As of March 6, 1998, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund A was 1,323.


ITEM 28.   Indemnification

     Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

     "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

     Reference is hereby made to the New York Business Corporation Law, Sections 721 through 725.

     The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily occurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

     A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund A pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund A has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund A of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund A in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund A will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   Principal Underwriters

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

           First Investors Cash Management Fund, Inc.
           First Investors Fund For Income, Inc.
           First Investors Series Fund
           First Investors Government Fund, Inc.
           First Investors High Yield Fund, Inc.
           First Investors Global Fund, Inc.
           First Investors Multi-State Insured Tax Free Fund First Investors New York Insured Tax Free Fund, Inc. First Investors Insured Tax Exempt Fund, Inc.
           First Investors Tax-Exempt Money Market Fund, Inc. First Investors U.S. Government Plus Fund
           First Investors Series Fund II, Inc.
           First Investors Life Variable Annuity Fund C
           First Investors Life Level Premium Variable Life
            Insurance (Separate Account B)
           First Investors Life Variable Annuity Fund D

     First Investors Corporation is Sponsor of:

     First Investors Single Payment and Periodic Payment Plans I
       for Investment in First Investors Global Fund, Inc.
     First Investors Single Payment and Periodic Payment Plans II
       for Investment in First Investors Global Fund, Inc.
     First Investors Single Payment and Periodic Payment Plans
       for Investment in First Investors Fund For Income, Inc. First Investors Single Payment and Periodic Payment Plans
       for Investment in First Investors Government Fund, Inc. First Investors Periodic Payment Plans for Investment in
       First Investors High Yield Fund, Inc.
     First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.
     First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt
       Fund, Inc.

     (b) The following persons are the officers and directors of First Investors Corporation:

Name and Principal                           Position and Office with
Business Address                             First Investors Corporation
------------------                           ---------------------------
(Unless otherwise noted,
an individual's business
address is 95 Wall Street,
New York, New York   10005.)

Glenn O. Head                                Chairman of the Board and Director

Lawrence A. Fauci                            Senior Vice President and Director

Kathryn S. Head                              Vice President and Director
581 Main Street
Woodbridge, NJ  07095

Joseph I. Benedek                            Treasurer
581 Main Street
Woodbridge, NJ  07095

Louis Rinaldi                                Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Jeremiah J. Lyons                            Director
56 Weston Avenue
Chatham, NJ 07928

Frederick Miller                             Senior Vice President
581 Main Street
Woodbridge, NJ  07095

Larry R. Lavoie                              Secretary and General Counsel

Marvin M. Hecker                             President

Matthew Smith                                Vice President
581 Main Street
Woodbridge, NJ  07095

Anne Condon                                  Vice President
581 Main Street
Woodbridge, NJ  07095

John T. Sullivan                             Director

Jane W. Kruzan                               Director
232 Adair Street
Decatur, GA 30030

Roger L. Grayson                             Director

Elizabeth Reilly                             Vice President
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                              Vice President-Sales Administration

William M. Lipkus                            Chief Financial Officer
581 Main Street
Woodbridge, NJ 07095

     (c)   Not Applicable

ITEM 30.   Location of Accounts and Records

     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005.

ITEM 31.   Management Services

     Not applicable.

ITEM 32.   Undertakings

     Registrant hereby makes the following undertakings:

     (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940

           First Investors Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Post-Effective Amendment to Registrant's Registration Statement (Amendment) meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 20th day of April, 1998.

                        FIRST INVESTORS LIFE VARIABLE
                        ANNUITY FUND A
                        (Registrant)


                        BY: FIRST INVESTORS LIFE INSURANCE
                               COMPANY
                               (Depositor)
                               (On behalf of the Registrant and itself)


                        By /s/Richard H. Gaebler
                           ----------------------
                              Richard H. Gaebler
                              President



     As required by the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:



     SIGNATURE                 TITLE                   DATE
     ---------                 -----                   ----
/s/Richard H. Gaebler    President and Director        April 20, 1998
-----------------------
Richard H. Gaebler

/s/William M. Lipkus     Vice President and            April 20, 1998
-----------------------     Chief Accounting
William M. Lipkus           Officer


Glenn O. Head*           Chairman and Director         April 20, 1998
Jay G. Baris*            Director                      April 20, 1998
George V. Ganter*        Director                      April 20, 1998
Robert J. Grosso*        Director                      April 20, 1998
Scott Hodes*             Director                      April 20, 1998
Jackson Ream*            Director                      April 20, 1998
Nelson Schaenen Jr.*     Director                      April 20, 1998
John T. Sullivan*        Director                      April 20, 1998
Kathryn S. Head*         Director                      April 20, 1998
Glenn T. Dallas*         Director                      April 20, 1998


* By: /s/Richard H. Gaebler
      ----------------------
      Richard H. Gaebler
      Attorney-In-Fact
      Pursuant to Powers of
      Attorney previously filed

                            INDEX TO EXHIBITS


Exhibit
Number                   Description
--------                 -----------
99.N4.9                  Opinion of Counsel

99.N4.10                 Consent of Independent Public Accountants
